Offerings	Mar. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99846
Maximum Aggregate Offering Price	$ 648,999,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,361.75
Offering Note
(1)
The maximum aggregate offering price of the offering related to the prospectus supplement dated March 11, 2025 to the prospectus dated June 1, 2022, to which this Exhibit 107 is attached, is $998,033,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2035
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99724
Maximum Aggregate Offering Price	$ 349,034,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,437.11
Offering Note
(1)
The maximum aggregate offering price of the offering related to the prospectus supplement dated March 11, 2025 to the prospectus dated June 1, 2022, to which this Exhibit 107 is attached, is $998,033,000.